TRADE RECEIVABLES (Tables)	12 Months Ended
Feb. 29, 2016
TRADE RECEIVABLES
Schedule of Trade Receivables

The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 29, 2016	February 28, 2015
Trade receivables	19,209	49,295
Allowance for doubtful accounts	(223)	(669)

Total trade receivables	18,986	48,626